January 31, 2005

DREYFUS PREMIER SHORT TERM INCOME

Supplement to Prospectus dated December 1, 2004

The following information replaces the information contained in the section of the Fund’s Prospectus entitled “Management” that relates to the Fund’s portfolio managers.

Catherine Powers is the primary portfolio manager of the Fund. She has held this position since January 31, 2005 and has been employed by The Dreyfus Corporation since September 2001. Ms. Powers also is a Senior Portfolio Manager for Active Core Strategies, responsible for high grade core and core plus fixed income strategies, with Standish Mellon Asset Management, LLC, a subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus. Ms. Powers joined Standish Mellon in 1988. In prior positions with Standish Mellon, she was the Director of Structured Finance and Liquid Products research, coordinating strategy with respect to mortgage-related and asset-backed securities.

Chris Pellegrino also is a portfolio manager of the Fund. He has held this position since January 31, 2005 and has been employed by Dreyfus since October 1994. Mr. Pellegrino also is a Senior Portfolio Manager for Active Core Strategies, responsible for the management of high grade core strategy, with Standish Mellon. Mr. Pellegrino joined Mellon Bond Associates in 1988, which merged into Standish Mellon in July 2003. In previous positions with Mellon Bond, he managed high quality intermediate and short duration portfolios.

January 31, 2005

DREYFUS INFLATION ADJUSTED SECURITIES FUND

Supplement to Prospectus dated December 1, 2004

The following information replaces the information contained in the section of the Fund’s Prospectus entitled “Management” that relates to the Fund’s portfolio managers.

Robert Bayston is the primary portfolio manager of the Fund. He has held this position since January 31, 2005 and has been employed by The Dreyfus Corporation since September 2001. Mr. Bayston also is a Portfolio Manager responsible for TIPS and Derivatives Strategies with Standish Mellon Asset Management, LLC, a subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus. Mr. Bayston joined Standish Mellon in 1991.

Marc Seidner also is a portfolio manager of the Fund. He has held this position since January 31, 2005 and has been employed by Dreyfus since January 14, 2005. Mr. Seidner also is the Director of Active Core Strategies, responsible for the development, implementation, and execution of investment strategy for all core fixed income portfolios, with Standish Mellon. Mr. Seidner joined Standish Mellon in 1995 as a fixed income derivatives trader and strategist. Prior to joining Standish Mellon, he was employed by Fidelity Management and Research Company.

January 31, 2005

DREYFUS INTERMEDIATE TERM INCOME FUND

Supplement to Prospectus dated December 1, 2004

The following information replaces the information contained in the section of the Fund’s Prospectus entitled “Management” that relates to the Fund’s portfolio managers.

Kent Wosepka is the primary portfolio manager of Fund. He has held this position since January 31, 2005 and has been employed by The Dreyfus Corporation since September 2001. Mr. Wosepka also is a Senior Portfolio Manager for Active Core Strategies with Standish Mellon Asset Management, LLC, a subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus. Mr. Wosepka joined Standish Mellon in 1998. In prior positions with Standish Mellon, he was a world high yield portfolio manager and an emerging markets debt analyst. Prior to joining Standish Mellon, Mr. Wosepka was employed by Rowe Price-Fleming International, Inc. and Jeffrey, Slocum & Associates.

Marc Seidner also is a portfolio manager for the Fund. He has held this position since January 31, 2005 and has been employed by Dreyfus since January 14, 2005. Mr. Seidner also is the Director of Active Core Strategies, responsible for the development, implementation, and execution of investment strategy for all core fixed income portfolios, with Standish Mellon. Mr. Seidner joined Standish Mellon in 1995 as a fixed income derivatives trader and strategist. Prior to joining Standish Mellon, he was employed by Fidelity Management and Research Company.

January 31, 2005

DREYFUS INSITUTIONAL YIELD ADVANTAGE FUND

Supplement to Prospectus dated December 1, 2004

The following information replaces the information contained in the section of the Fund’s Prospectus entitled “Management” that relates to the Fund’s portfolio managers.

Laurie Carroll is the primary portfolio manager of the Fund. She has held this position since January 31, 2005 and has been employed by The Dreyfus Corporation since October 1994. Ms. Carroll also is the Director of Index and Short Duration Strategies, responsible for overseeing the development of and strategy for all index and short duration portfolios, with Standish Mellon Asset Management, LLC, a subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus. Ms. Carroll joined Mellon Bond Associates in 1988, which merged into Standish Mellon in July 2003. Prior to the merger, she served as head of portfolio management for Mellon Bond Associates.

Johnson Moore also is a portfolio manager of the Fund. He has held this position since January 31, 2005 and has been employed by Dreyfus since June 2004. Mr. Moore also is the Associate Director of Index and Short Duration Strategies, and a Senior Portfolio Manager for all short duration portfolios, with Standish Mellon. Mr. Moore joined Standish Mellon in 2000. Mr. Moore has also been employed with Mellon Financial Corporation since 1991, serving most recently in executive risk management and global securities lending positions.

January 31, 2005

DREYFUS PREMIER YIELD ADVANTAGE FUND

Supplement to Prospectus dated December 1, 2004

The following information replaces the information contained in the section of the Fund’s Prospectus entitled “Management” that relates to the Fund’s portfolio managers.

Laurie Carroll is the primary portfolio manager of the Fund. She has held this position since January 31, 2005 and has been employed by The Dreyfus Corporation since October 1994. Ms. Carroll also is the Director of Index and Short Duration Strategies, responsible for overseeing the development of and strategy for all index and short duration portfolios, with Standish Mellon Asset Management, LLC, a subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus. Ms. Carroll joined Mellon Bond Associates in 1988, which merged into Standish Mellon in July 2003. Prior to the merger, she served as head of portfolio management for Mellon Bond Associates.

Johnson Moore also is a portfolio manager of the Fund. He has held this position since January 31, 2005 and has been employed by Dreyfus since June 2004. Mr. Moore also is the Associate Director of Index and Short Duration Strategies, and a Senior Portfolio Manager for all short duration portfolios, with Standish Mellon. Mr. Moore joined Standish Mellon in 2000. Mr. Moore has also been employed with Mellon Financial Corporation since 1991, serving most recently in executive risk management and global securities lending positions.